Manufacturing Rebate Receivable	6 Months Ended
Jun. 30, 2021
Manufacturing Rebate Receivable
Manufacturing Rebate Receivable

Note 8 – Manufacturing Rebate Receivable

On September 13, 2013, the Chinese Ministry of Finance, the Chinese Ministry of Science and Technology, the Chinese Ministry of Industry and Information Technology, and the Chinese National Development and Reform Commission issued a joint announcement that in order to promote the development, sale and use of alternative energy vehicles, Chinese government will continue to provide a manufacturing rebate for qualifying alternative energy vehicles sold. The government rebate is paid to the Company on behalf of our customer for a portion of selling price, for which, our customer does not need to pay at the time of purchase. The government manufacturing rebates are typically provided to eligible alternative energy automobile manufacturers after sales are finalized and paperwork regarding the eligible mileages is submitted. Based on the criteria listed, Shangchi Automobile (formerly known as Suzhou E-Motors) was eligible for approximately $6,000 and $29,400 in government manufacturing rebates for each of the qualifying electric vehicles sold during the years ended December 31, 2018 and 2017, respectively, because the management believes that the electric vehicles sold met all the criteria set by the government and the collection of these manufacturing rebates is reasonably assured.

Shangchi Automobile did not make sales of electric vehicles during six months ended June 30, 2021 and 2020, respectively, and recognized $Nil manufacturing rebate income as part of revenue for the six months ended June 30,2021 and 2020, respectively.

Note 8 – Manufacturing Rebate Receivable (continued)

As of June 30, 2021, the manufacturing rebate receivable was $5,815,305 (RMB 37,542,315), including $2,044,680 (RMB 13,200,000) of manufacturing rebate receivable related to qualified electric vehicles sold in fiscal 2016, $3,083,526 (RMB 19,906,560) of manufacturing rebate receivable related to qualified electric vehicles sold in fiscal 2017 and $687,099 (RMB 4,435,755) of manufacturing rebate receivable related to qualified electric vehicles sold in fiscal 2018. The Company has not received the full payment of those eligible government rebates due to the recent slower processing of rebates. The Company is currently working closely with the local government to speed up the collection process of the outstanding government rebate balance.